SHARES-BASED AWARDS - Summary of RSU award activity under the 2021 Plan (Details)	6 Months Ended
Jun. 30, 2021 $ / shares shares
Restricted Stock Units
Nonvested balance at the end	15,763,598
2021 Plan | RSU award
Restricted Stock Units
Nonvested balance at the beginning	0
Granted	15,789,748
Cancelled/Forfeited	(26,150)
Nonvested balance at the end	15,763,598
Weighted-Average Grant-Date Fair Value
Nonvested balance at the beginning (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	50.71
Cancelled/Forfeited (in dollars per share) | $ / shares	56.06
Nonvested balance at the end (in dollars per share) | $ / shares	$ 50.70
2021 Plan | RSU award | Time-Based Shares
Restricted Stock Units
Nonvested balance at the beginning	0
Granted	9,729,078
Cancelled/Forfeited	(26,150)
Nonvested balance at the end	9,702,928
2021 Plan | RSU award | Performance-Based Shares
Restricted Stock Units
Nonvested balance at the beginning	0
Granted	6,060,670
Cancelled/Forfeited	0
Nonvested balance at the end	6,060,670